Share-Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2018 $ / shares ₪ / shares shares	Dec. 31, 2017 $ / shares ₪ / shares shares	Dec. 31, 2016 $ / shares ₪ / shares shares
Employee Stock Option [Member]
Number of options, Balance at beginning of the year	730,899	309,999	444,241
Number of options, Granted	271,355	590,839	11,667
Number of options, Vested during the year	(217,733)	(102,724)	(115,278)
Number of options, Forfeited during the year	(159,219)	(67,215)	(30,631)
Number of options, Balance at end of the year	625,302	730,899	309,999
Weighted average exercise price, Balance at beginning of the year | ₪ / shares	₪ 5.37	₪ 2.69	₪ 2.69
Weighted average exercise price, Granted | $ / shares	₪ 5.78	₪ 5.78	₪ 2.69
Weighted average exercise price, Vested during the year | $ / shares	4.75	2.69	2.69
Weighted average exercise price, Forfeited during the year | $ / shares	₪ 5.16	₪ 2.69	₪ 2.69
Weighted average exercise price, Balance at end of the year | ₪ / shares	₪ 5.37	₪ 2.69	₪ 2.69
Consultants’ stock options [Member]
Number of options, Balance at beginning of the year	154,920		398,937
Number of options, Granted	33,889	285,569
Number of options, Vested during the year	(39,335)	(130,649)	(398,937)
Number of options, Forfeited during the year
Number of options, Balance at end of the year	149,474	154,920
Weighted average exercise price, Balance at beginning of the year | ₪ / shares	₪ 6.20		₪ 2.69
Weighted average exercise price, Granted | $ / shares	₪ 6.40	₪ 4.54
Weighted average exercise price, Vested during the year | $ / shares	6.20	2.69	2.69
Weighted average exercise price, Forfeited during the year | $ / shares
Weighted average exercise price, Balance at end of the year | ₪ / shares	₪ 6.20		₪ 2.69